Financial Instruments - Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 86,465	$ 18,508
Assets Non-current	29,635	51,619
Liabilities Current	6,730	9,500
Liabilities Non-current	9	1,036
Derivatives Not Designated As Hedges
Disclosure Of Financial Assets [Line Items]
Assets Current	1,321	1,523
Liabilities Current	$ 3,240	$ 1,720